Intangible assets - Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets other than goodwill [abstract]
Disclosure of detailed information about intangible assets
The detail of Intangible assets - Other intangible assets in the consolidated balance sheets and of the changes therein in 2024, 2023, and 2022 is as follows:

EUR million
	Estimated useful life	31/12/2023	Net additions and disposals	Change in scope of consolidation	Amortization and impairment	Application of amortization and impairment	Exchange differences and other	31/12/2024
Cost		14,773	2,104	(8)		(1,169)	(439)	15,261
Brand names		40	—	—		—	(8)	32
IT developments	3-10 years	12,867	2,104	(8)		(1,169)	(472)	13,322
Other		1,866	—	—		—	41	1,907
Accumulated amortisation		(8,851)	—	6	(1,683)	1,062	231	(9,235)
Development		(8,078)	—	6	(1,546)	1,062	244	(8,312)
Other		(773)	—	—	(137)	—	(13)	(923)
Impairment losses		(68)	—	—	(227)	107	(17)	(205)
Of which addition					(227)
Of which Liberation					—
		5,854	2,104	(2)	(1,910)	—	(225)	5,821

EUR million
	Estimated useful life	31/12/2022	Net additions and disposals	Change in scope of consolidation	Amortization and impairment	Application of amortization and impairment	Exchange differences and other	31/12/2023
Cost		12,502	2,197	176		(230)	128	14,773
Brand names		33	—	8		(2)	1	40
IT developments	3-10 years	10,721	2,197	18		(196)	127	12,867
Other		1,748	—	150		(32)	—	1,866
Accumulated amortisation		(7,554)	—	5	(1,429)	209	(82)	(8,851)
Development		(6,866)	—	—	(1,294)	177	(95)	(8,078)
Other		(688)	—	5	(135)	32	13	(773)
Impairment losses		(44)	—	—	(53)	21	8	(68)
Of which addition					(53)
Of which Liberation					—
		4,904	2,197	181	(1,482)	—	54	5,854

EUR million
	Estimated useful life	31/12/2021	Net additions and disposals	Change in scope of consolidation	Amortization and impairment	Application of amortization and impairment	Exchange differences and other	31/12/2022
Cost		10,712	1,757	381		(511)	163	12,502
Brand names		4	—	27		—	2	33
IT developments	3-10 years	9,189	1,748	153		(497)	128	10,721
Other		1,519	9	201		(14)	33	1,748
Accumulated amortisation		(6,707)	—	—	(1,151)	412	(108)	(7,554)
Development		(6,149)	—	—	(1,024)	403	(96)	(6,866)
Other		(558)	—	—	(127)	9	(12)	(688)
Impairment losses		(134)	—	—	(75)	99	66	(44)
Of which addition					(75)
Of which Liberation					—
		3,871	1,757	381	(1,226)	—	121	4,904